PART I REGISTRANT INFORMATION
PART II RULE 12b-25 (b) AND (c)
PART III NARRATIVE
PART IV OTHER INFORMATION

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 12b-25

NOTICE OF LATE FILING

Commission File No: 0-49939

(Check One):

Form 10-K	Form 11-K	Form 20-F	☒ Form 10-Q	Form N-SAR

For period ended June 30, 2002

Transition Report on Form 10-K	Transition Report on Form 11-K	Transition Report on Form 20-F

Transition Report on Form 10-Q	Transition Report on Form N-SAR

For the transition period ended

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Full name of registrant: DICON FIBEROPTICS, INC.

Former name if applicable:

Address of principal executive office (Street and number): 1689 Regatta Blvd.

City, state and zip code: Richmond, California 94804

PART II
RULE 12b-25 (b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

     State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

     The Form 10-Q for the quarter ended June 30, 2002 is the first filing of a Form 10-Q for DiCon Fiberoptics, Inc. (“DiCon”) following the filing of DiCon’s Form 10 registration statement on July 23, 2002. DiCon is also required to file a Form 10-Q for the quarter ended September 30, 2002 on November 14, 2002.

     DiCon’s auditors scheduled the required review of both quarters to begin October 31, 2002, which allows adequate time to review the Form 10-Q for the quarter ended September 30, 2002.

     As a privately held company, DiCon did not have its auditors perform quarterly reviews for the quarters ending with its last fiscal year ending March 31, 2002. DiCon’s auditors did audit the financial results as of the end of the last fiscal year.

     Thus, for this review the auditors are required to not only review the current quarters, but also to review the quarterly financial statements for the prior year. Accordingly, the scope of their review is 4 times the normal scope, i.e. two quarters for this year and the corresponding two quarters for the prior year. Once this review is completed, DiCon anticipates that it may be required to perform additional work to prepare the financials for filing.

     DiCon has determined that it would require unreasonable effort and expense to rush the completion of the review and the preparation work to file the Form 10-Q for June 30, 2002 by the required filing date of November 5, 2002. DiCon has determined that to do this work for this single report in a rushed fashion requires additional overtime costs for personnel, additional printing costs, etc. Even with these additional costs, it is possible that DiCon cannot complete the required work in order to file the Form 10-Q for the quarter ending June 30, 2002 on a timely basis.

     DiCon will file the Form 10-Q for the quarter ended June 30, 2002 as soon as all the necessary work is done accurately and properly, and within the 5-day extension provided by Rule 12b-25. DiCon expects to file the Form 10-Q for the quarter ending September 30, 2002 as required on November 14, 2002.

PART IV
OTHER INFORMATION

     (1)  Name and telephone number of person to contact in regard to this notification.

Anthony T. Miller		(510) 620-5043

(Name)	(Area Code)	(Telephone Number)

     (2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

☒ Yes	☐ No

     (3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes	☐ No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     DiCon is engaged in the development, manufacture and marketing of optical components, modules and test instruments for optical communications markets. DiCon, like the entire industry, has suffered a substantial decline in net sales from the same period last year. In the prior year, DiCon will report net income, expected to be approximately $1.3 million. For the current quarter ended June 30, 2002, DiCon will report a substantial loss, expected to be approximately $6.1 million. Because the review by DiCon’s auditors is not complete at this point and these are DiCon’s first quarterly reviews, DiCon cannot now provide specific numbers.

     DICON FIBEROPTICS, INC. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	November 1, 2002	By:	/s/ Ho-Shang Lee

Ho-Shang Lee President and Chief Executive Officer